S000093944 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
Bloomberg U.S. 1-10 Year Municipal Bond Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	1.03%	1.81%
AB California Intermediate Municipal ETF
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.39%	1.37%	1.80%
AB California Intermediate Municipal ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	2.34%	1.33%	1.76%
AB California Intermediate Municipal ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	2.58%	1.53%	1.86%

[1]	Effective July 24, 2024, the primary broad-based index used for comparison with the Predecessor Fund’s performance changed from the Bloomberg 1-10 Year Municipal Bond Blend Index to the Bloomberg Municipal Bond Index to comply with new regulations that required the Predecessor Fund’s primary benchmark to reflect the overall market in which the Predecessor Fund may invest. The Predecessor Fund’s previous primary benchmark, the Bloomberg 1-10 Year Municipal Bond Blend Index, which more closely reflects the types of securities in which the Predecessor Fund invests, has been the Predecessor Fund’s secondary benchmark since the change to the primary benchmark.
[2]	The table shows returns for the California Municipal Predecessor Fund’s Advisor Class shares. Effective September 3, 2025, the California Municipal Predecessor Fund converted its existing Class A and Class C shares into Advisor Class shares and liquidated the Class A and Class C shares.
[3]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.